Business Combinations (Tables) - Albert Buettner GmbH [Member]	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Summary of Details of the Purchase Consideration

Details of the purchase consideration were as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	10,102
Deferred consideration (in cash)	4,465
Put option liability	10,405
Total	24,972

Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	18,322
Intangible assets	16,244
Right of use	13,014
Inventories	8,403
Trade and other financial receivables	679
Other assets	765
Cash and cash equivalents	690
Total Assets	58,117
Lease liabilities	(13,014)
Deferred tax liabilities	(8,378)
Trade and other financial payables	(562)
Other liabilities	(25)
Total Liabilities	(21,979)
Identifiable net assets acquired	36,138
Purchase consideration	24,972
Negative Goodwill arising on acquisition (Note 20)	(11,166)